Note 8 - Federal Funds Purchased and Other Borrowings - Schedule of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Borrowings	$ 31,079	$ 7,012
Federal Home Loan Bank [Member] | CMA Variable Rate Advances [Member]
Other Borrowings	23,548
United Bankers Bank [Member]
Federal funds purchased	31	12
United Bankers Bank [Member] | Revolving Credit Facility [Member]
Other Borrowings	1,500
United Bankers Bank [Member] | Note Payable With Interest At 4.00% [Member]
Other Borrowings	$ 6,000	$ 7,000